Contingencies and Commitments (Additional Information) (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Accrued product warranty liability	$ 0	$ 0	$ 0